Restrictions to the distribution of earnings - Schedule of Payment of Dividend Explanatory (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Installment 1 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	June 22
Payment Date	June 27
Dividend Payable in Kind	$ 8,254,072,169
Installment 2 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	July 17
Payment Date	July 20
Dividend Payable in Kind	$ 8,254,072,169
Installment 3 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	August 3
Payment Date	August 8
Dividend Payable in Kind	$ 8,254,072,169
Installment 4 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	September 5
Payment Date	September 8
Dividend Payable in Kind	$ 8,254,072,169
Installment 5 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	October 2
Payment Date	October 5
Dividend Payable in Kind	$ 8,254,072,169
Installment 6 [Member]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Line Items]
Cut Off Date	October 27
Payment Date	November 1
Dividend Payable in Kind	$ 8,254,072,169